Long-term debt and interest and other costs - Estimated Fair Value of Eurobonds (Detail) - Eurobonds - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal amount	€ 4,500.0	€ 4,500.0
Carrying amount	4,542.4	4,614.5
Long-term debt	4,673.9	4,798.8
Amortized Costs Eurobonds
Debt Instrument [Line Items]
Carrying amount	4,478.5	4,474.1
Fair Value Adjustment Interest Rate Swaps
Debt Instrument [Line Items]
Carrying amount	€ 63.9	€ 140.4